SUPPLEMENT DATED OCTOBER 5, 2015
to

PROSPECTUS DATED MAY 1, 1993
 FOR COMPASS LIFE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT E

The following changes are made to the Prospectus listed above.

The service office mailing address is changed to:

Delaware Life Insurance Company
P.O. Box 758581
Topeka, KS 66675-8581

The service office overnight mailing address is:

Delaware Life Insurance Company
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

The customer service telephone number is changed to:

(877) 253-2323

The Company address is changed to:

Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.